INVESTMENT IN COMPEDICA (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 05, 2025	Sep. 30, 2025	Sep. 30, 2025
Investment In Compedica
Interest rate	6.00%		27.40%
Investment	$ 5,000
Reimbursement expenses	$ 100
Share of losses		$ 0	$ 100
Loss on impairment		$ 4,804	$ 4,800